SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT - Schedule of Interest Rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Regulated Companies' Money Pool
Short-term Debt [Line Items]
Average Interest Rates	5.74%	6.30%
Unregulated Companies' Money Pool
Short-term Debt [Line Items]
Average Interest Rates	6.44%	6.01%